Share-based Compensation - Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Expected term (in years)	5 years 6 months 21 days	5 years 11 months 15 days	6 years 7 days	6 years 25 days
Expected volatility	75.11%	69.26%	72.76%	69.30%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	3.90%	2.75%	3.51%	1.73%
Fair value of underlying ordinary shares	$ 0.96	$ 2.51	$ 1.19	$ 3.26